Fair Value Measurements - Summary of Cash and Cash Equivalents and Short Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash, amortized cost and estimated fair value	$ 1,800	$ 14,034
Cash and cash equivalents, amortized cost and estimated fair value	15,233	34,310	$ 27,897	$ 14,593
Restricted cash, amortized cost and estimated fair value	272	272
Amortized Cost	10,231	20,885
Gross Unrealized Losses	(1)	(9)
Estimated Fair Value	10,230	20,876
Restricted cash, amortized cost and estimated fair value		272
Money market securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, amortized cost and estimated fair value	11,931	20,276
Restricted cash, amortized cost and estimated fair value	272
Restricted cash, amortized cost and estimated fair value		272
Corporate bonds and commercial paper (cash and cash equivalents) [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents, amortized cost and estimated fair value	1,502
Corporate bonds and commercial paper (short term investments) [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Amortized Cost	8,231	20,885
Gross Unrealized Losses	(1)	(9)
Estimated Fair Value	8,230	$ 20,876
Government securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Amortized Cost	2,000
Estimated Fair Value	$ 2,000